Other non-current financial assets - Disclosure Of Other Noncurrent Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of non-current financial assets [abstract]
Guarantee deposits	€ 26,814	€ 29,399
Financial loans to related parties	2,240	2,219
Financial loans to TFI	1,862	1,497
Lease receivables from sublease	1,366	0
Other	3,958	2,257
Total other non-current financial assets	€ 36,240	€ 35,372